PROPERTY AND EQUIPMENT, NET (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Property [Member] USD ($)	Dec. 31, 2013 Property [Member] CNY	Dec. 31, 2012 Property [Member] CNY	Dec. 31, 2013 Machinery and Equipment [Member] USD ($)	Dec. 31, 2013 Machinery and Equipment [Member] CNY	Dec. 31, 2012 Machinery and Equipment [Member] CNY	Dec. 31, 2013 Furniture and Office Equipment [Member] USD ($)	Dec. 31, 2013 Furniture and Office Equipment [Member] CNY	Dec. 31, 2012 Furniture and Office Equipment [Member] CNY	Dec. 31, 2013 Vehicles [Member] USD ($)	Dec. 31, 2013 Vehicles [Member] CNY	Dec. 31, 2012 Vehicles [Member] CNY
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 7,800	47,218	32,783	$ 0	0	23	$ 183	1,106	1,416	$ 7,261	43,957	26,845	$ 356	2,155	4,499
Less: accumulated depreciation	(2,117)	(12,817)	(15,268)
Property and equipment, net	$ 5,683	34,401	17,515